Offerings - Offering: 1	Nov. 10, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.00005 per share
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit | $ / shares	0.512
Maximum Aggregate Offering Price	$ 2,355,200
Fee Rate	0.01381%
Amount of Registration Fee	$ 325.25
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of Ordinary Shares (“Ordinary Shares”) of DirectBooking Technology Co., Ltd. (the “Registrant”) that become issuable under the Registrant’s 2025 Stock Incentive Plan (“Plan”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of outstanding Ordinary Shares.Estimated pursuant to Rule 457(c) and Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $0.512 per share, which is the average of the high and low prices of the Ordinary Shares as reported on The Nasdaq Capital Market on November 5, 2025 (rounded up to the nearest cent).No Fees were previously paid.